CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Shares reserved for convertible preferred stock outstanding	Series 1	Common stock	Additional paid-in capital	Accumulated comprehensive (loss) income	Deficit	Total
Balance, beginning of period at Dec. 31, 2018							$ 218,931
Balance, beginning of period (in shares) at Dec. 31, 2018							186,466,181
Balance, end of period at Dec. 31, 2019	$ 231,129						$ 231,129
Balance, end of period (in shares) at Dec. 31, 2019	191,139,933						191,139,933
Balance, beginning of period (in shares) at Dec. 31, 2018			9,583,163
Balance, beginning of period at Dec. 31, 2018			$ 0	$ 555	$ 0	$ (210,596)	$ (210,041)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				1,531			1,531
Foreign currency translation adjustments					54		54
Net loss						(59,414)	(59,414)
Balance, end of period (in shares) at Dec. 31, 2019		2,961	9,392,682
Balance, end of period at Dec. 31, 2019				3,339	54	(259,054)	(255,661)
Increase (Decrease) in Temporary Equity [Roll Forward]
Effect of exchange transaction (in shares)	(15,546,014)
Effect of exchange transaction	$ (10,605)
Balance, end of period at Mar. 31, 2020	$ 220,524
Balance, end of period (in shares) at Mar. 31, 2020	175,593,919
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction (in shares)			(466,711)
Effect of exchange transaction						7,337	7,337
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)			71,770
Issuance of common and preferred stock upon exercise of stock options and warrants				21			21
Stock-based compensation				456			456
Foreign currency translation adjustments					451		451
Net loss						(17,471)	(17,471)
Balance, end of period (in shares) at Mar. 31, 2020		2,961	8,997,741
Balance, end of period at Mar. 31, 2020				3,816	505	(269,188)	(264,867)
Balance, beginning of period at Dec. 31, 2019	$ 231,129						$ 231,129
Balance, beginning of period (in shares) at Dec. 31, 2019	191,139,933						191,139,933
Balance, end of period at Dec. 31, 2020	$ 220,563						$ 220,563
Balance, end of period (in shares) at Dec. 31, 2020	175,437,783						175,437,783
Balance, beginning of period (in shares) at Dec. 31, 2019		2,961	9,392,682
Balance, beginning of period at Dec. 31, 2019				3,339	54	(259,054)	$ (255,661)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recognition of beneficial conversion feature related to convertible notes				1,629			1,629
Stock-based compensation				4,542			4,542
Foreign currency translation adjustments					(246)		(246)
Net loss						(156,124)	(156,124)
Balance, end of period (in shares) at Dec. 31, 2020		2,961	11,228,371
Balance, end of period at Dec. 31, 2020				10,061	(192)	(407,841)	(397,972)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)	90,442
Issuance of common and preferred stock upon exercise of stock options and warrants	$ 392
Balance, end of period at Mar. 31, 2021	$ 220,955						$ 220,955
Balance, end of period (in shares) at Mar. 31, 2021	175,528,225						175,528,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recognition of beneficial conversion feature related to convertible notes				1,126			$ 1,126
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)			6,465,857
Issuance of common and preferred stock upon exercise of stock options and warrants				2,755			2,755
Stock-based compensation				784			784
Foreign currency translation adjustments					251		251
Net loss						(82,553)	(82,553)
Balance, end of period (in shares) at Mar. 31, 2021		2,961	17,694,228
Balance, end of period at Mar. 31, 2021				$ 14,726	$ 59	$ (490,394)	$ (475,609)